Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares
Revenues:
Total Revenues	$ 162,279	¥ 1,162,500	¥ 720,335
Cost of revenues	(152,570)	(1,092,952)	(673,708)
Gross profit	9,709	69,548	46,627
Operating expenses:
Sales and marketing	(18,973)	(135,916)	(110,168)
Research and development	(836)	(5,988)	(9,407)
General and administrative	(5,273)	(37,777)	(103,455)
Reversal of/(provision for) credit losses, net	58	414	359
Other operating income, net	4,373	31,327	3,718
Loss from operations	(10,942)	(78,392)	(172,326)
Interest income	7	50	24
Interest expenses	(6,371)	(45,640)	(46,828)
Other income	944	6,765	1,255
Other expenses	(301)	(2,153)	(4,886)
Foreign exchange (losses)/gains	59	423	990
Losses from extinguishment of debt			35,222
Loss before income tax expense	(16,604)	(118,947)	(186,549)
Income tax expense	(5)	(39)	(50)
Equity in income/(loss) of affiliates, net of tax			(5,951)
Net loss	(16,609)	(119,000)	(192,550)
Less: net (loss)/profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	(1,100)	(7,882)	(3,270)
Net loss attributable to Uxin Limited	(17,709)	(126,868)	(195,820)
Deemed dividend to preferred shareholders due to triggering of a down round feature			(1,781,454)
Net loss attributable to ordinary shareholders	(17,709)	(126,868)	(1,977,274)
Other comprehensive (loss)/income
Foreign currency translation, net of nil tax	13	91	(1,150)
Total comprehensive loss	(16,596)	(118,895)	(193,700)
Less: total comprehensive (loss)/profit attributable to redeemable non-controlling interests and non-controlling interests shareholders	(1,100)	(7,882)	(3,270)
Total comprehensive loss attributable to Uxin Limited	(17,696)	(126,777)	(196,970)
Net loss attributable to ordinary shareholders	$ (17,709)	¥ (126,868)	¥ (1,977,274)
Weighted average shares outstanding - basic	60,735,577,407	60,735,577,407	30,439,110,903
Weighted average shares outstanding - diluted	60,735,577,407	60,735,577,407	30,439,110,903
Net loss per share for ordinary shareholders, basic | (per share)	$ (0.00)	¥ (0.00)	¥ (0.06)
Net loss per share for ordinary shareholders, diluted | (per share)	$ (0.00)	¥ (0.00)	¥ (0.06)
Retail Vehicle Sales [Member]
Revenues:
Total Revenues	$ 149,803	¥ 1,073,129	¥ 594,388
Wholesale Vehicle Sales [Member]
Revenues:
Total Revenues	7,320	52,436	103,619
Service, Other [Member]
Revenues:
Total Revenues	$ 5,156	¥ 36,935	¥ 22,328